Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the class A ordinary shares subject to possible redemption reflected on the accompanying unaudited condensed consolidated balance sheet - USD ($)
	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Feb. 09, 2021
Schedule of the Class A Ordinary Shares Subject To Possible Redemption Reflected On The Accompanying Unaudited Condensed Consolidated Balance Sheet [Abstract]
Gross proceeds		$ 200,000,000	$ 200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption			(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 501,501	$ 26,754,890	2,070,678
Class A ordinary shares subject to possible redemption	$ 47,666,049		$ 47,164,548	$ 200,000,000